As filed with the Securities and Exchange Commission on May 20, 2011

1933 Act File No. 333-151541

1940 Act File No. 811-22205

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒

Genworth Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Blvd., Suite 600

Pleasant Hill, CA 94523-3967

(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345

(Registrant’s Telephone Number, Including Area Code)

Carrie E. Hansen

Genworth Variable Insurance Trust

2300 Contra Costa Blvd., Suite 600

Pleasant Hill, CA 94523-3967

(Name and Address of Agent for Service of Process)

With copy to:

Michael P. O’Hare, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 10 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 9 on Form N-1A filed April 29, 2011. This PEA No. 10 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 9 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pleasant Hill, and the State of California, on May 20, 2011.

GENWORTH VARIABLE INSURANCE TRUST

By:	/s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Carrie E. Hansen
Carrie E. Hansen	President	May 20, 2011

/s/ Starr E. Frohlich
Starr E. Frohlich	Vice President and Treasurer	May 20, 2011

Gurinder S. Ahluwalia*
Gurinder S. Ahluwalia	Trustee	May 20, 2011

David M. Dunford*
David M. Dunford	Trustee	May 20, 2011

Paul S. Feinberg*
Paul S. Feinberg	Trustee	May 20, 2011

John A. Fibiger*
John A. Fibiger	Trustee	May 20, 2011

*By:	/s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact (Pursuant to a Power-of-Attorney previously filed and incorporated herein by reference)

INDEX TO EXHIBITS

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE